Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	$ 3,736	$ 3,015	$ 6,523	$ 5,167
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	254	199	449	343
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	675	918	1,160	1,279
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	490	388	857	668
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	$ 2,317	$ 1,510	$ 4,057	$ 2,877